Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,766,377	3,924,851	4,601,726
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 9.32	$ 8.32	$ 7.47
Weighted average remaining contractual life of options outstanding (years)	4 years 1 month 2 days
Number of options exercisable (in shares) | shares	1,642,749
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 7.99
$6.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	567,111
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 6.57
Weighted average remaining contractual life of options outstanding (years)	1 year 9 months 10 days
Number of options exercisable (in shares) | shares	567,111
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 6.57
$7.01 - $8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	396,373
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 7.63
Weighted average remaining contractual life of options outstanding (years)	3 years 7 days
Number of options exercisable (in shares) | shares	396,373
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 7.63
$8.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	15,571
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 8.63
Weighted average remaining contractual life of options outstanding (years)	3 years 1 month 28 days
Number of options exercisable (in shares) | shares	15,571
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 8.63
$9.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,355,873
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 9.47
Weighted average remaining contractual life of options outstanding (years)	4 years 7 months 9 days
Number of options exercisable (in shares) | shares	663,694
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 9.41
$11.01 - $17.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	431,449
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 14.10
Weighted average remaining contractual life of options outstanding (years)	4 years 9 months 14 days
Number of options exercisable (in shares) | shares	0
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 0